Related Party Transactions and Balances (Details) - Schedule of Purchase from a Related Party - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beijing Ougaini [Member]
Schedule of Purchase from a Related Party [Line Items]
Purchase from related party	$ 112,980	$ 19,696